[LOGO]

JUNDT
GROWTH FUND

JUNDT
U.S. EMERGING
GROWTH FUND

JUNDT
OPPORTUNITY FUND

JUNDT
TWENTY-FIVE FUND

ANNUAL REPORT

DECEMBER 31, 1998

SEARCHING TODAY FOR THE GENIUSES OF TOMORROW-SM-

LETTER TO SHAREHOLDERS

DEAR SHAREHOLDER,

With the close of 1998, it is time to review what has been a very tumultuous year in the stock market. Fortunately, for the shareholders of the Jundt Funds, it was a year of above-average returns despite the market's volatility. With only 17%* of all actively managed mutual funds outperforming the S&P 500 Index total return of 28.76% in 1998, we are happy that shareholders in all of the Jundt Funds experienced above-market returns for the year. The annual returns for 1998 for the Jundt Funds and the Funds' comparable benchmarks are stated below.

JUNDT GROWTH FUND                            43.30%**
S&P 500 Index                                28.76
Lipper Growth Fund Index                     25.69

JUNDT U.S. EMERGING GROWTH FUND              39.06%**
S&P 500 Index                                28.76
Lipper Small Cap Growth Fund Index           -0.85

JUNDT OPPORTUNITY FUND                       61.29%**
S&P 500 Index                                28.76
Lipper Capital Appreciation Fund Index       19.98

JUNDT TWENTY-FIVE FUND                       75.43%**
S&P 500 Index                                28.76
Lipper Capital Appreciation Fund Index       19.98

The highlight, or more appropriately, the low point of the year, was the precipitous drop in the market during the third quarter. Dropping from a high of 9,337 on July 17, the Dow Jones Industrial Average fell 19% following a 512 point loss on August 31 to bottom-out at 7,539 in September. Amazingly, the Dow made a complete recovery in the fourth quarter, reaching a new all-time high of 9,374 on November 23.

A distinguishing characteristic of the Jundt Funds is our ability to hedge in all of the Funds. Hedging is an investment strategy designed to reduce the market risk in a portfolio. While the average stock mutual fund was down by almost 15.02 %*** during the third quarter correction, all four of the Jundt Funds outperformed the average fund. The total returns for the third quarter for Jundt Growth Fund, Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund were -3.96%,** +0.14%,** +7.96%** and +11.22%,**
respectively. This above-average performance is partially attributable to the hedging employed in the Funds.

JUNDT GROWTH FUND

The Jundt Growth Fund, our large cap growth fund, gained 43.30%** for calendar year 1998. The Fund generally consists of 30 to 50 growth companies, at least half of which have annual sales of at least $750 million and at least 15% per annum revenue growth. In fact, at the end of the year, the portfolio was generating 32% annual top-line revenue growth versus 7% annual revenue growth for the S&P 500 Index of companies.

While the average stock fund lost 15.02%*** of its value during the third quarter, the Jundt Growth Fund was down only 3.96%.** The Fund's superior performance during the third quarter can be attributed to the strategy of hedging via futures. The hedged position reduced the market risk in the portfolio.

In the fourth quarter, as the market reacted positively to the Federal Reserve's interest rate cuts, the hedge was removed which allowed the Jundt Growth Fund to realize a 24.32%** gain over the last three months of 1998.

JUNDT U.S. EMERGING GROWTH FUND

The end of 1998 represented the third year of operations for the Jundt U.S. Emerging Growth Fund. The Fund's cumulative, compounded return since inception (January 2, 1996) through December 31, 1998, is 168.66%.** This ranks the Jundt U.S. Emerging Growth Fund in the top 1% of the Fund's category for the three years ended December 31, 1998, according to Morningstar, Inc. For the same time period, the Fund received a five star (*****) rating, the highest rating a fund can receive, from Morningstar, Inc.

For the year ended December 31, 1998, the Jundt U.S. Emerging Growth Fund advanced 39.06%,** which placed the Fund as the 5th ranked small cap growth fund for the period.*** The Fund outperformed both the Russell 2000 Growth Index return of 1.23% and the Lipper Small Cap Growth Fund Index return of -0.85%. Similar to the other Jundt Funds, the Jundt U.S. Emerging Growth Fund has the investment flexibility to preserve capital in down markets by hedging. We accomplished this objective by selling short Russell 2000 Index futures. This strategy enabled the Fund to gain 0.14%** in the third quarter, the only small cap fund in the country that did not lose value in the third quarter.

The Jundt U.S. Emerging Growth Fund generally consists of 30 to 50 stocks, at least half of which have annual sales of less than $750 million and top line revenue growth of at least 25%. At the end of the year, the Fund had about 86% of its portfolio invested in companies with less than $250 million of annual sales. While the trend over the last three years has favored the larger companies found in the S&P 500 Index, we believe the Jundt U.S. Emerging Growth Fund is positioned to participate in a small stock rally, if one occurs.

JUNDT OPPORTUNITY FUND

The Jundt Opportunity Fund is especially suited for the volatility that characterized the last half of 1998. While the strategy of the Fund, in normal markets, is to own a blend of between 30 to 50 stocks otherwise owned in either the Jundt Growth Fund or the Jundt U.S. Emerging Growth Fund, the Jundt Opportunity Fund has the flexibility to not only hedge but also short individual stocks.

During the volatile third quarter, the Jundt Opportunity Fund implemented a defensive investment strategy by selling short S&P 500 Index futures and selling short individual securities. The strategy enabled the Fund to gain 7.96%** during the third quarter.

As the market decline bottomed out, the Jundt Opportunity Fund covered its short positions and participated in the stock markets' rapid recovery. For the fourth quarter, the Jundt Opportunity Fund appreciated in value 26.43%.** For the year ended December 31, 1998, the Fund finished up 61.29%** placing the Fund as the 9th rated capital appreciation fund and the 38th rated fund of any kind.***


JUNDT TWENTY-FIVE FUND

The year ended December 31, 1998, represented the first full year of operations for the Jundt Twenty-Five Fund. The investment strategy of the Fund is to own a concentrated number of growth stocks, typically no more than 25, which are culled from both the Jundt Growth Fund and the Jundt U.S. Emerging Growth Fund. The Fund also has the ability to hedge the portfolio, which we did in the third quarter.

During the third quarter, with the portfolio hedged by selling short S&P 500 Index futures, the Jundt Twenty-Five Fund gained 11.22%** which was the 6th rated performance of any type of mutual fund.*** The Fund also participated in the stock market rally as evidenced by the Fund's 20.41%** gain in the fourth quarter. The Jundt Twenty-Five Fund posted a total return of 75.43%** for the year ended December 31, 1998, which placed it as the 5th rated capital appreciation fund and the 20th rated fund of any kind for the year.***

Predicting the economy is not a science, but if the economy's growth slows and corporate profits are negatively impacted, we believe that investors may continue to focus on growth stocks. Our investment discipline of owning top line, revenue-focused growth stocks, could enable the Jundt Funds to outperform the market again in 1999.

Effective in January 1999, Donald M. Longlet and Thomas L. Press, formerly part of the portfolio management team of the Funds and the Adviser, resigned from the Adviser.

Thank you for placing your confidence in Jundt Associates. We will continue to manage your assets prudently and diligently.


Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

   *According to BUSINESS WEEK, February 1, 1999.
  **Quoted Performance is for the Fund's Class I shares, which are not available for public investment. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees.
    Class I shares are not subject to sales charges or Rule 12b-1 fees. Therefore, the performance of Class I shares will exceed that of each Fund's other share classes.
 ***According to Lipper Analytical Services.
****Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated based on a fund's
    3- and, if applicable, 5- and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top ten percent of the funds in an investment category receive 5 stars. The Fund's Class A, B and C shares received 5 stars for the overall and 3-year periods ended December 31, 1998, based on 2,802 domestic equity funds in the investment category in each such period.

JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND

JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Growth Fund concentrates on medium- to large-capitalization companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1998 (as a percentage of net assets)

[CHART]

--------------------------------------------------------------------------------
Insurance                                   2.4%
Restaurants                                 3.2%
Computer Services/Software                  8.2%
Internet Technology                        11.8%
Computer Hardware                           4.8%
Telecommunication Infrastructure           11.4%
Retail                                     15.0%
Wireless/Telecommunication Services        14.7%
Medical Devices/Drugs                      21.5%

PERFORMANCE DATA: GROWTH FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[GRAPH]

JUNDT GROWTH FUND(1)                               $25,186
(Class I shares without sales charge)*

JUNDT GROWTH FUND(1)                               $23,864
(Class I shares with sales charge)

RUSSELL 1000 INDEX(2)                              $37,179

LIPPER GROWTH FUND INDEX(3)                        $32,147


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1998)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                            SINCE          SINCE
                             1-YEAR         5-YEAR      INCEPTION(4)   INCEPTION(5)
----------------------------------------------------------------------------------
JUNDT GROWTH CLASS A
Without sales charge*         42.90%            --             --          22.58%
With sales charge (a)         35.40             --             --          20.40
----------------------------------------------------------------------------------
JUNDT GROWTH CLASS B
Without sales charge*         41.98             --             --          21.75
With sales charge (b)         37.98             --             --          21.07
----------------------------------------------------------------------------------
JUNDT GROWTH CLASS C
Without sales charge*         42.32             --             --          21.80
With sales charge (c)         41.32             --             --          21.80
----------------------------------------------------------------------------------
JUNDT GROWTH CLASS I
Without sales charge*         43.30          17.67%         13.43%            --
With sales charge (a)         35.77          16.41          12.60             --
----------------------------------------------------------------------------------
RUSSELL 1000 INDEX            27.02          23.35          19.62          27.29
----------------------------------------------------------------------------------
LIPPER GROWTH FUND INDEX      25.69          19.82          17.26          23.67
----------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges), including Class I shareholders, at the time of the Fund's conversion to an open-end fund on December 29, 1995.
(a) maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on September 3, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. Total return prior to December 29, 1995, reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is September 3, 1991.

(3)The Lipper Growth Fund Index is the composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.

(4)Inception dates are September 3, 1991, for the Fund's Class I shares and the Russell 1000 Index, and August 31, 1991, for the Lipper Growth Fund Index.

(5)Inception date is December 29, 1995, for the Fund's Class A, Class B and Class C shares and for index data.


PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                               JUNDT GROWTH FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1998

COMMON STOCKS
Industry Description and Issue                                  Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (4.8%)
------------------------------------------------------------------------------------------------------------------------
      Dell Computer Corporation (b)                                       41,600       $  1,597,650         $  3,044,600
      Intel Corporation                                                   10,800            880,200            1,280,475
------------------------------------------------------------------------------------------------------------------------
                                                                                          2,477,850            4,325,075
                                                                                      ----------------------------------

COMPUTER SERVICES/SOFTWARE (8.2%)
------------------------------------------------------------------------------------------------------------------------
      Compuware Corporation (b)                                           31,900          1,642,988            2,492,188
      Microsoft Corporation (b)                                           29,200          2,584,050            4,049,675
      Parametric Technology Company (b)                                   53,300            878,075              866,125
                                                                                      ----------------------------------
                                                                                          5,105,113            7,407,988
                                                                                      ----------------------------------

INSURANCE (2.4%)
------------------------------------------------------------------------------------------------------------------------
      The Progressive Corporation                                         12,700          1,457,856            2,151,063
                                                                                      ----------------------------------

INTERNET TECHNOLOGY (11.8%)
------------------------------------------------------------------------------------------------------------------------
      America Online, Inc. (b)                                            39,600          1,620,086            6,336,000
      Intuit Inc. (b)                                                     60,400          2,956,963            4,379,000
                                                                                      ----------------------------------
                                                                                          4,577,049           10,715,000
                                                                                      ----------------------------------

MEDICAL DEVICES/DRUGS (21.5%)
------------------------------------------------------------------------------------------------------------------------
      Alza Corporation (b)                                                17,600            858,972              919,600
      BioChem Pharma Inc. (b)                                             37,400            815,382            1,070,575
      Centocor, Inc. (b)                                                  28,100            974,038            1,268,013
      Eli Lilly and Company                                               54,800          3,647,976            4,870,350
      Medtronic, Inc.                                                     13,600            747,966            1,009,800
      Monsanto Company                                                    21,200            880,487            1,007,000
      Pfizer Inc.                                                         28,700          2,231,976            3,600,056
      Schering-Plough Corporation                                         31,600          1,626,443            1,745,900
      Warner-Lambert Company                                              53,300          2,454,489            4,007,494
                                                                                      ----------------------------------
                                                                                         14,237,729           19,498,788
                                                                                      ----------------------------------

RESTAURANTS (3.2%)
------------------------------------------------------------------------------------------------------------------------
      Starbucks Corp. (b)                                                 51,900          2,205,372            2,912,888
                                                                                      ----------------------------------

See accompanying notes to schedule of investments.                             6

                                                               JUNDT GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                            DECEMBER 31, 1998

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                  Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
RETAIL (15.0%)
------------------------------------------------------------------------------------------------------------------------
      AutoZone, Inc. (b)                                                  72,000       $  2,264,443         $  2,371,500
      Bed, Bath & Beyond, Inc. (b)                                        34,400            592,351            1,173,900
      Family Dollar Stores, Inc.                                          44,900            818,172              987,800
      Kohl's Corporation (b)                                              15,900            873,428              976,856
      Staples, Inc. (b)                                                   52,993            685,631            2,315,132
      The Home Depot, Inc.                                                94,648          1,493,400            5,791,275
                                                                                      ----------------------------------
                                                                                          6,727,425           13,616,463
                                                                                      ----------------------------------

TELECOMMUNICATION INFRASTRUCTURE (11.4%)
------------------------------------------------------------------------------------------------------------------------
      ADC Telecommunications, Inc. (b)                                    29,100            710,874            1,011,225
      Ascend Communications, Inc. (b)                                     40,500          1,922,557            2,662,875
      Cisco Systems, Inc. (b)                                             39,300          1,728,365            3,647,531
      Lucent Technologies, Inc.                                           10,700            737,944            1,177,000
      Tellabs, Inc. (b)                                                   26,500          1,493,784            1,816,906
                                                                                      ----------------------------------
                                                                                          6,593,524           10,315,537
                                                                                      ----------------------------------

WIRELESS/TELECOMMUNICATION SERVICES (14.7%)
------------------------------------------------------------------------------------------------------------------------
      AirTouch Communications, Inc. (b)                                   43,600          1,811,510            3,144,650
      Cablevision Systems Corporation (b)                                 39,900          1,572,953            2,002,480
      MCI WorldCom, Inc. (b)                                              83,600          1,585,591            5,998,300
      Nextel Communications, Inc. (b)                                     89,800          2,009,587            2,121,524
                                                                                      ----------------------------------
                                                                                          6,979,641           13,266,954
                                                                                      ----------------------------------

TOTAL COMMON STOCKS (93.0%)                                                              50,361,559           84,209,756
                                                                                      ----------------------------------
                                                                                      ----------------------------------

See accompanying notes to schedule of investments.                             7

                                                               JUNDT GROWTH FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                            DECEMBER 31, 1998

SHORT-TERM SECURITIES
Issue                                                           Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND (7.5%)
------------------------------------------------------------------------------------------------------------------------
      Norwest Treasury Fund, 4.10% (c)                                 6,743,678        $ 6,743,678          $ 6,743,678
                                                                                      ----------------------------------
TOTAL SHORT-TERM SECURITIES (7.5%)                                                        6,743,678            6,743,678
                                                                                      ----------------------------------
                                                                                      ----------------------------------

      Total investments in securities (100.5%)                                          $57,105,237 (d)       90,953,434
                                                                                      -----------------
                                                                                      -----------------
      Liabilities in excess of other assets (-0.5%)                                                             (476,171)
                                                                                                          --------------

NET ASSETS (100.0%)                                                                                          $90,477,263
                                                                                                          --------------
                                                                                                          --------------

   Notes to Schedule of Investments:
    Percentage of investments as shown is the ratio of the total market value to total net assets.
    (a) Securities are valued by procedures described in note 2 to the financial statements.
    (b) Presently non-income producing.
    (c) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1998.
    (d) Cost for federal income tax purposes at December 31, 1998, was $57,105,237. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------
       Gross unrealized appreciation        $33,860,147
       Gross unrealized depreciation            (11,950)
                                           -------------
       Net unrealized appreciation          $33,848,197
       -------------------------------------------------

See accompanying notes to financial statements.                                8

JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH FUND

THE U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER-CAPITALIZATION companies, with at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. The focus is on companies we believe are capable of achieving annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1998
(as a percentage of net assets)
--------------------------------------------------------------------------------

[CHART]

Medical Devices/Drugs                     1.7%
Insurance                                 1.1%
Computer Services/Software               37.0%
Telecommunication Infrastructure         11.1%
Internet Technology                       2.8%
Miscellaneous                            12.1%
Healthcare Services                       6.1%
Retail                                    6.3%
Restaurants                               2.0%

PERFORMANCE DATA: U.S. EMERGING GROWTH FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[CHART]

JUNDT U.S. EMERGING GROWTH FUND(1)                 $26,552
(Class A shares without sales charge)*

JUNDT U.S. EMERGING GROWTH FUND(1)                 $25,158
(Class A shares with sales charge)

LIPPER SMALL CAP GROWTH INDEX FUND(2)              $13,043

RUSSELL 2000 GROWTH INDEX(3)                       $12,707


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1998)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    SINCE
                                              1-YEAR            INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS A
Without sales charge*                         38.65%               38.52%
With sales charge (a)                         31.37                36.05
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS B
Without sales charge*                         37.64                37.67
With sales charge (b)                         33.64                37.14
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS C
Without sales charge*                         37.82                37.69
With sales charge (c)                         36.82                37.69
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS I            39.06                39.06
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX                      1.23                 8.32
--------------------------------------------------------------------------------
LIPPER SMALL CAP GROWTH FUND INDEX            -0.85                 9.26
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $25,771, $26,079 and $26,866, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Lipper Small Cap Growth Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.

(3)The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.

(4)Inception dates are January 2, 1996, for the Fund's shares, the Russell 2000 Growth Index, and December 29, 1995, for Lipper Small Cap Growth Fund Index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT U.S. EMERGING GROWTH FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

                                                 JUNDT U.S. EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1998

COMMON STOCKS
Industry Description and Issue                                  Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES/SOFTWARE (37.0%)
------------------------------------------------------------------------------------------------------------------------
      Aspect Development, Inc (b)                                        13,900        $     397,375    $        615,944
      Best Software, Inc. (b)                                            13,900              363,763             330,125
      Citrix Systems, Inc. (b)                                           11,400              682,995           1,106,513
      CSGSystems International Inc. (b)                                   8,400              417,225             663,600
      Documentum, Inc. (b)                                               16,400              621,802             876,375
      DSET Corporation (b)                                               24,700              275,200             256,263
      Eclipsys Corporation (b)                                           23,700              538,724             687,300
      Exchange Applications Inc. (b)                                     17,000              245,500             333,625
      Factset Research Systems Inc. (b)                                  12,800              541,612             790,400
      Great Plains Software, Inc. (b)                                    10,000              368,563             482,500
      HNC Software Inc. (b)                                              23,300              785,375             942,194
      Legato Systems, Inc. (b)                                            7,600              282,950             501,125
      Mobius Management Systems, Inc. (b)                                37,600              383,056             559,300
      New Era of Networks, Inc. (b)                                       7,300              160,931             321,200
      Peregrine Systems, Inc. (b)                                        10,500              394,600             486,937
      Pro Business Services, Inc. (b)                                    10,300              278,100             468,650
      Sapient Corporation (b)                                            11,500              524,463             644,000
      Veritas Software Corporation (b)                                   14,000              476,395             839,124
      Visio Corporation (b)                                               7,200              259,200             263,250
                                                                                      ----------------------------------
                                                                                           7,997,829          11,168,425
                                                                                      ----------------------------------

HEALTHCARE SERVICES (6.1%)
------------------------------------------------------------------------------------------------------------------------
      Alternative Living Services Inc. (b)                               10,400              268,387             356,200
      PAREXEL International Corporation (b)                              12,100              440,138             302,500
      Snyder Communications, Inc. (b)                                    12,800              493,662             432,000
      Superior Consultant Holding Corporation (b)                        17,400              613,400             756,900
                                                                                      ----------------------------------
                                                                                           1,815,587           1,847,600
                                                                                      ----------------------------------

INSURANCE (1.1%)
------------------------------------------------------------------------------------------------------------------------
      Inspire Insurance Solutions, Inc. (b)                              17,700              276,438             325,238
                                                                                      ----------------------------------

See accompanying notes to schedule of investments.                            11

                                                 JUNDT U.S. EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                            DECEMBER 31, 1998

COMMON STOCKS (CONTINUED)
Industry Description and Issue                                  Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGY (2.8%)
------------------------------------------------------------------------------------------------------------------------
      CNET, Inc. (b)                                                      4,700        $     163,711    $        257,619
      Concur Technologies, Inc. (b)                                      11,800              196,298             359,900
      Lycos, Inc. (b)                                                     4,100              149,394             227,806
                                                                                      ----------------------------------
                                                                                             509,403             845,325
                                                                                      ----------------------------------
MEDICAL DEVICES/DRUGS (1.7%)
------------------------------------------------------------------------------------------------------------------------
      Novoste Corporation (b)                                            18,200              382,300             516,425
                                                                                      ----------------------------------

RESTAURANTS (2.0%)
------------------------------------------------------------------------------------------------------------------------
      Famous Dave's of America, Inc. (b)                                 97,500              445,469             274,219
      P.F. Changs China Bistro Inc. (b)                                  15,300              272,163             348,075
                                                                                      ----------------------------------
                                                                                             717,632             622,294
                                                                                      ----------------------------------

RETAIL (6.3%)
------------------------------------------------------------------------------------------------------------------------
      Hibbett Sporting Goods, Inc. (b)                                   17,300              525,675             419,525
      Linens 'n Things, Inc. (b)                                         21,000              610,825             832,125
      Restoration Hardware Inc. (b)                                      12,200              259,994             327,875
      Select Comfort Corporation (b)                                     12,300              272,493             325,181
                                                                                      ----------------------------------
                                                                                           1,668,987           1,904,706
                                                                                      ----------------------------------

TELECOMMUNICATION INFRASTRUCTURE (11.1%)
------------------------------------------------------------------------------------------------------------------------
      COM 21, Inc. (b)                                                   16,000              185,000             336,000
      Concord Communications (b)                                         19,200              679,256           1,089,600
      Genesys Telecommunication Labs, Inc. (b)                           12,700              236,538             282,575
      Geotel Communications Corporation (b)                              27,400              478,383           1,020,650
      Terayon Communication Systems, Inc. (b)                             8,300              102,136             307,100
      Uniphase Corporation (b)                                            4,300              224,480             298,313
                                                                                      ----------------------------------
                                                                                           1,905,793           3,334,238
                                                                                      ----------------------------------

See accompanying notes to schedule of investments.                            12

                                                 JUNDT U.S. EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                            DECEMBER 31, 1998

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                  Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (12.1%)
------------------------------------------------------------------------------------------------------------------------
      ABR Information Services, Inc. (b)                                  17,800       $     272,575    $        349,325
      AHL Services Inc. (b)                                               24,100             765,900             753,125
      Advantage Learning Systems, Inc. (b)                                14,000             570,637             920,500
      ROMACInternational, Inc. (b)                                        32,100             518,613             714,225
      School Specialty, Inc. (b)                                          15,000             305,625             320,625
      Sunrise Assisted Living Inc. (b)                                    11,100             400,074             575,812
                                                                                      ----------------------------------
                                                                                           2,833,424           3,633,612
                                                                                      ----------------------------------

TOTAL COMMON STOCKS (80.2%)                                                               18,107,393          24,197,863
                                                                                      ----------------------------------
                                                                                      ----------------------------------

See accompanying notes to schedule of investments.                            13

                                                 JUNDT U.S. EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                            DECEMBER 31, 1998

SHORT-TERM SECURITIES
Issue                                                           Number of Shares               Cost      Market Value (a)
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND (11.4%)
------------------------------------------------------------------------------------------------------------------------
      Norwest Treasury Fund, 4.10% (c)                                 3,421,836       $  3,421,836          $ 3,421,836
                                                                                      ----------------------------------

TOTAL SHORT-TERM SECURITIES (11.4%)                                                       3,421,836            3,421,836
                                                                                      ----------------------------------
                                                                                      ----------------------------------

      Total investments in securities (91.6%)                                           $21,529,229 (d)       27,619,699
      Other assets in excess of liabilities (8.4%)                                    -----------------        2,545,045
                                                                                      -----------------  ---------------

NET ASSETS (100.0%)                                                                                          $30,164,744
                                                                                                         ---------------
                                                                                                         ---------------

   Notes to Schedule of Investments:
    Percentage of investments as shown is the ratio of the total market value to total net assets.
    (a) Securities are valued by procedures described in note 2 to the financial statements.
    (b) Presently non-income producing.
    (c) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1998.
    (d) Cost for federal income tax purposes at December 31, 1998, was $21,553,745. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------
       Gross unrealized appreciation         $6,608,004
       Gross unrealized depreciation           (542,050)
                                           -------------
       Net unrealized appreciation           $6,065,954
       -------------------------------------------------

See accompanying notes to financial statements.                               14

JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND

THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1998
(as a percentage of net assets)
--------------------------------------------------------------------------------

[CHART]

Miscellaneous                             1.1%
Restaurants                               2.6%
Retail                                    8.9%
Computer Services/Software               18.1%
Telecommunication Infrastructure         13.5%
Insurance                                 1.2%
Healthcare Services                       3.6%
Medical Devices/Drugs                    12.1%
Wireless/Telecommunication Services       9.2%
Internet Technology                       8.3%

PERFORMANCE DATA: OPPORTUNITY FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[CHART]

JUNDT OPPORTUNTIY FUND(1)                          $22,406
(Class A shares without sales charge)*

JUNDT OPPORTUNITY FUND(1)                          $21,230
(Class A shares with sales charge)

RUSSELL 3000 INDEX(2)                              $16,172

LIPPER CAPITAL APPRECIATION FUND INDEX(3)          $14,408


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1998)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    SINCE
                                              1-YEAR            INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS A
Without sales charge*                         60.83%                49.28%
With sales charge (a)                         52.39                 45.33
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS B
Without sales charge*                         59.60                 48.24
With sales charge (b)                         55.60                 47.23
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS C
Without sales charge*                         59.53                 48.14
With sales charge (c)                         58.53                 48.14
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS I                     61.29                 49.65
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX                            24.14                 26.96
--------------------------------------------------------------------------------
LIPPER CAPITAL APPRECIATION
FUND INDEX                                    19.98                 19.89
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares over the same time period was $21,793, $22,063 and $22,519, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 26, 1996.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.

(4)Inception date is December 26, 1996, for both the Fund's shares and index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT OPPORTUNITY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                          JUNDT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1998

COMMON STOCKS
Industry Description and Issue                                  Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES/SOFTWARE (18.1%)
------------------------------------------------------------------------------------------------------------------------
      Compuware Corporation (b)                                           12,400       $     483,025    $        968,750
      Microsoft Corporation (b)                                           11,400           1,449,225           1,581,038
      Network Appliance, Inc. (b)                                         44,000           1,423,494           1,980,000
      Novell, Inc. (b)                                                   110,800           1,462,419           2,008,250
      Veritas Software Corporation (b)                                     9,400             446,075             563,413
                                                                                       ---------------------------------
                                                                                           5,264,238           7,101,451
                                                                                       ---------------------------------

HEALTHCARE SERVICES (3.6%)
------------------------------------------------------------------------------------------------------------------------
      Biogen Inc. (b)                                                    17,000           1,316,670            1,411,000
                                                                                       ---------------------------------

INSURANCE (1.2%)
------------------------------------------------------------------------------------------------------------------------
      The Progressive Corporation                                         2,800             350,168              474,250
                                                                                       ---------------------------------

INTERNET TECHNOLOGY (8.3%)
------------------------------------------------------------------------------------------------------------------------
      Amazon Communications Inc. (b), (e)                                 1,100             273,944              353,375
      America Online, Inc. (b)                                           15,500             642,887            2,480,000
      Digital River Inc. (b)                                             12,300             289,050              436,650
                                                                                       ---------------------------------
                                                                                          1,205,881            3,270,025
                                                                                       ---------------------------------

MEDICAL DEVICES/DRUGS (12.1%)
------------------------------------------------------------------------------------------------------------------------
      Eli Lilly and Company                                              12,800             848,974            1,137,600
      Pfizer Inc.                                                        14,100           1,585,745            1,768,669
      Warner-Lambert Company                                             24,500           1,414,118            1,842,094
                                                                                       ---------------------------------
                                                                                          3,848,837            4,748,363
                                                                                       ---------------------------------

See accompanying notes to schedule of investments.                            17

                                                          JUNDT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                            DECEMBER 31, 1998

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                  Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
RESTAURANTS (2.6%)
------------------------------------------------------------------------------------------------------------------------
      Starbucks Corp. (b)                                                17,900        $    726,048     $      1,004,638
                                                                                        --------------------------------

RETAIL (8.9%)
------------------------------------------------------------------------------------------------------------------------
      Abercrombie & Fitch Co. (b)                                         5,300             318,318              374,975
      Best Buy Inc. (b)                                                   9,500             412,633              583,063
      PetSmart Inc.                                                     107,300             661,305            1,180,300
      The Home Depot, Inc.                                               22,000             761,709            1,346,125
                                                                                        --------------------------------
                                                                                          2,153,965            3,484,463
                                                                                        --------------------------------

TELECOMMUNICATION INFRASTRUCTURE (13.5%)
------------------------------------------------------------------------------------------------------------------------
      Ascend Communications, Inc. (b)                                    17,800             894,740            1,170,350
      At Home Corporation (b)                                            10,900             484,470              809,325
      Cisco Systems, Inc. (b)                                            15,150             904,644            1,406,108
      QWest Communications International (b)                             18,200             722,313              910,000
      RSL Communications Ltd. (b)                                        13,000             328,375              383,500
      3Com Corporation (b)                                               13,800             659,813              618,412
                                                                                        --------------------------------
                                                                                          3,994,355            5,297,695
                                                                                        --------------------------------

WIRELESS/TELECOMMUNICATION SERVICES (9.2%)
------------------------------------------------------------------------------------------------------------------------
      Cablevision Systems Corporation (b)                                27,000           1,050,569            1,355,062
      MCI WorldCom, Inc. (b)                                             31,100           1,511,856            2,231,425
                                                                                        --------------------------------
                                                                                           2,562,425           3,586,487
                                                                                        --------------------------------

MISCELLANEOUS (1.1%)
------------------------------------------------------------------------------------------------------------------------
      Bright Horizons Family Solution, Inc. (b)                          16,000             342,280              432,000
                                                                                        --------------------------------

TOTAL COMMON STOCKS (78.6%)                                                               21,764,867          30,810,372
                                                                                        --------------------------------
                                                                                        --------------------------------

See accompanying notes to schedule of investments.                            18

                                                          JUNDT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                            DECEMBER 31, 1998

SHORT-TERM SECURITIES
Issue                                                           Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
Money Market Fund (13.9%)
------------------------------------------------------------------------------------------------------------------------
      Norwest Treasury Fund, 4.10% (c)                                5,426,509         $ 5,426,509     $      5,426,509
                                                                                        --------------------------------

TOTAL SHORT-TERM SECURITIES (13.9%)                                                       5,426,509            5,426,509
                                                                                        --------------------------------

      Total investments in securities (92.5%)                                           $27,191,376 (d)       36,236,881
      Other assets in excess of liabilities (7.5%)                                      ---------------        2,948,792
                                                                                        --------------- ----------------

NET ASSETS (100.0%)                                                                                          $39,185,673
                                                                                                        ----------------
                                                                                                        ----------------

   Notes to Schedule of Investments:
    Percentage of investments as shown is the ratio of the total market value to total net assets.
    (a) Securities are valued by procedures described in note 2 to the financial statements.
    (b) Presently non-income producing.
    (c) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1998.
    (d) Cost for federal income tax purposes at December 31, 1998, was $27,305,358. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------
       Gross unrealized appreciation         $8,972,923
       Gross unrealized depreciation            (41,400)
                                           -------------
       Net unrealized appreciation           $8,931,523
       -------------------------------------------------

    (e) Security is pledged as collateral for Uncovered short sales entered into as of December 31, 1998:

       -----------------------------------------------------------------
       Shares                               Issue          Market Value
       -----------------------------------------------------------------
       15,900                        Ford Motor Company     $(933,131)
       -----------------------------------------------------------------
       Total (Proceeds -- $930,158)                         $(933,131)
       -----------------------------------------------------------------

See accompanying notes to financial statements.                               19

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY-FIVE FUND

THE TWENTY-FIVE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a core portfolio of approximately 20 to 30 issues of common stock. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies in this Fund will typically be companies that also are represented in the other Jundt Funds. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1998
(as a percentage of net assets)
--------------------------------------------------------------------------------

[CHART]

Retail                                    7.3%
Restaurants                               7.0%
Internet Technology                       8.5%
Computer Services/Software               16.0%
Wireless/Telecommunication Services       9.2%
Computer Hardware                         3.0%
Telecommunication Infrastructure         10.0%
Medical Devices/Drugs                    17.0%

PERFORMANCE DATA: TWENTY-FIVE FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[CHART]

JUNDT TWENTY-FIVE FUND(1)                          $17,521
(Class A shares without sales charge)*

JUNDT TWENTY-FIVE FUND(1)                          $16,602
(Class A shares with sales charge)

RUSSELL 1000 GROWTH INDEX(2)                       $13,871

LIPPER CAPITAL APPRECIATION FUND INDEX(3)          $11,998


AGGREGATE ANNUAL TOTAL RETURNS (for periods ended December 31, 1998)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    SINCE
                                              1-YEAR            INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS A
Without sales charge*                          75.21%               75.21%
With sales charge (a)                          66.02                66.02
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS B
Without sales charge*                          73.37                73.37
With sales charge (b)                          69.37                69.37
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS C
Without sales charge*                          73.69                73.69
With sales charge (c)                          72.69                72.69
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS I                      75.43                75.43
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                      38.71                38.71
--------------------------------------------------------------------------------
LIPPER CAPITAL APPRECIATION
FUND INDEX                                     19.98                19.98
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $16,937, $17,369 and $17,543, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1997.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual Funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the Funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1997.

(4)Inception date is December 31, 1997, for the Fund's shares.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS                                        December 31, 1998


COMMON STOCKS
Industry Description and Issue              Number of Shares           Cost       Market Value (a)
--------------------------------------------------------------------------------------------------

COMPUTER HARDWARE (3.0%)
--------------------------------------------------------------------------------------------------
Dell Computer Corporation (b)                          3,800     $  253,400             $  278,113
                                                                 ---------------------------------
COMPUTER SERVICES/SOFTWARE (16.0%)
--------------------------------------------------------------------------------------------------
     Aspect Development, Inc. (b)                      3,800        130,900                168,388
     Compuware Corporation (b)                         2,300         93,481                179,688
     Microsoft Corporation (b)                         2,500        317,813                346,718
     Network Appliance, Inc. (b)                       9,000        287,775                405,000
     Sapient Corporation (b)                           3,200        147,300                179,200
     Veritas Software Corporation (b)                  3,000        146,947                179,812
                                                                 ---------------------------------
                                                                  1,124,216              1,458,806
                                                                 ---------------------------------

INTERNET TECHNOLOGY (8.5%)
--------------------------------------------------------------------------------------------------
     Amazon Communications Inc. (b)                      300         74,712                 96,375
     America Online, Inc. (b)                          3,200        140,421                512,000
     Intuit, Inc. (b)                                  2,300         99,250                166,750
                                                                 ---------------------------------
                                                                    314,383                775,125
                                                                 ---------------------------------
MEDICAL DEVICES/DRUGS (17.0%)
--------------------------------------------------------------------------------------------------
     Eli Lilly and Company                             2,400        191,857                213,300
     Monsanto Company                                  3,400        149,226                161,500
     Pfizer Inc.                                       4,300        496,190                539,381
     Schering-Plough Corporation                       5,400        287,047                298,350
     Warner-Lambert Company                            4,400        268,988                330,825
                                                                 ---------------------------------
                                                                  1,393,308              1,543,356
                                                                 ---------------------------------





See accompanying notes to schedule of investments.

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1998

COMMON STOCKS (CONCLUDED)
Industry Description and Issue              Number of Shares           Cost       Market Value (a)
--------------------------------------------------------------------------------------------------
RESTAURANTS (7.0%)
--------------------------------------------------------------------------------------------------
P.F. Changs China Bistro Inc. (b)                      7,900     $  146,225             $  179,725
Starbucks Corp. (b)                                    8,100        376,068                454,613
                                                                 ---------------------------------
                                                                    522,293                634,338
                                                                 ---------------------------------

RETAIL (7.3%)
--------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co. (b)                            1,200         72,072                 84,900
Bed, Bath & Beyond (b)                                10,200        306,000                348,075
The Home Depot, Inc.                                   3,600        143,132                220,275
                                                                 ---------------------------------
                                                                    521,204                653,250
                                                                 ---------------------------------

TELECOMMUNICATION INFRASTRUCTURE (10.0%)
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (b)                                2,400        132,525                222,750
Geotel Communications (b)                              4,200        114,963                156,450
QWest Communications International (b)                 4,500        178,594                225,000
Tellabs, Inc. (b)                                      4,600        298,938                315,388
                                                                 ---------------------------------
                                                                    725,020                919,588
                                                                 ---------------------------------

WIRELESS/TELECOMMUNICATION SERVICES (9.2%)
--------------------------------------------------------------------------------------------------
Cablevision Systems Corporation (b)                    7,900        316,963                396,480
MCI WorldCom, Inc. (b)                                 6,100        265,267                437,675
                                                                 ---------------------------------
                                                                    582,230                834,155
                                                                 ---------------------------------

TOTAL COMMON STOCKS (78.0%)                                       5,436,054              7,096,731
                                                                 ---------------------------------
                                                                 ---------------------------------


See accompanying notes to schedule of investments.


                                                                              23

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 1998

SHORT-TERM SECURITIES
Issue                                       Number of Shares           Cost       Market Value (a)
--------------------------------------------------------------------------------------------------
MONEY MARKET FUND (3.6%)
--------------------------------------------------------------------------------------------------
Norwest Treasury Fund, 4.10% (c)                     177,373     $  177,373             $  177,373
Norwest U.S. Government Fund, 4.70% (c)              150,000        150,000                150,000
                                                                 ---------------------------------
TOTAL SHORT-TERM SECURITIES (3.6%)                                  327,373                327,373
                                                                 ---------------------------------
                                                                 ---------------------------------
Total investments in securities (81.6%)                          $5,763,427(d)           7,424,104
Other assets in excess of liabilities (18.4%)                    -------------           1,671,559
                                                                 -------------          ----------
NET ASSETS (100.0%)                                                                     $9,095,663
                                                                                        ----------
                                                                                        ----------

  Notes to Schedule of Investments:
   Percentage of investments as shown
   is the ratio of the total market
   value to total net assets.
   (a) Securities are valued by procedures
       described in note 2 to the
       financial statements.
   (b) Presently non-income producing.
   (c) Rate changes to reflect market
       conditions. Rate disclosed is as
       of December 31, 1998.
   (d) Cost for federal income tax purposes at December 31, 1998, was $5,782,784.
       The aggregate gross unrealized appreciation on investments in securities based on this cost was:

       ---------------------------------------------------
       Gross unrealized appreciation            $1,641,320
       Gross unrealized depreciation                     0
                                                 ---------
       Net unrealized appreciation              $1,641,320
       ---------------------------------------------------



See accompanying notes to financial statements.

FINANCIAL STATEMENTS                                           December 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES
                                                               Jundt           Jundt U.S.           Jundt              Jundt
                                                                Growth          Emerging         Opportunity        Twenty-Five
                                                                Fund          Growth Fund            Fund               Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------------
     Investment in securities, at market value (note 2)
     (identified cost: $57,105,237, $21,529,229,
     $27,191,376, and $5,763,427, respectively)            $90,953,434        $27,619,699        $36,236,881         $7,424,104
     Cash                                                           --                 --              3,615          1,487,804
     Receivable for securities sold                                 --          2,146,916          2,563,779             96,522
     Receivable for capital shares sold                         36,901            509,400          1,443,551            350,844
     Receivable from brokers for proceeds
       on securities sold short                                     --                 --            930,158                 --
     Receivable from investment adviser                             --                 --              8,428             23,360
     Dividends and accrued interest receivable                   4,950              1,463              2,380                100
     Deferred organizational costs                                  --             34,745             25,390             25,699
     Prepaid expenses and other assets                          13,165             11,428             17,743              9,017
                                                            -------------------------------------------------------------------
       Total assets                                         91,008,450         30,323,651         41,231,925          9,417,450
                                                            -------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
     Common stocks sold short, at market value
      (proceeds $930,158)                                           --                 --            933,131                 --
     Payable for securities purchased                               --             18,906            967,606            250,852
     Payable for capital shares redeemed                       248,050                732                 --              3,925
     Accrued investment advisory fee                            74,235             29,168             36,287              8,286
     Accrued administrative fee                                 14,847              4,573              3,397              3,397
     Accrued distribution fee                                      739              9,905              9,092              2,509
     Short sale dividends payable                                   --                 --              4,511                 --
     Accrued expenses and other liabilities                    193,316             95,623             92,228             52,818
                                                            -------------------------------------------------------------------
       Total liabilities                                       531,187            158,907          2,046,252            321,787
                                                            -------------------------------------------------------------------
     Net assets applicable to outstanding capital stock    $90,477,263        $30,164,744        $39,185,673         $9,095,663
                                                            -------------------------------------------------------------------
                                                            -------------------------------------------------------------------



-------------------------------------------------------------------------------
See accompanying notes to financial statements.                              25

FINANCIAL STATEMENTS (CONTINUED)                               December 31, 1998


STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                               Jundt           Jundt U.S.           Jundt              Jundt
                                                                Growth          Emerging         Opportunity        Twenty-Five
                                                                Fund          Growth Fund            Fund               Fund
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------------------------
     Capital stock (note 1)                                $58,115,553        $25,397,665        $32,374,251         $7,568,370
     Accumulated net investment loss                               (37)          (102,935)          (125,378)                --
     Accumulated net realized loss on investments           (1,486,450)        (1,220,456)        (2,105,732)          (133,384)
     Unrealized appreciation on investments                 33,848,197          6,090,470          9,042,532          1,660,677
                                                          ---------------------------------------------------------------------
     Total, representing net assets applicable to
       outstanding capital stock                           $90,477,263        $30,164,744        $39,185,673         $9,095,663
                                                          ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------
     Net assets applicable to outstanding Class A shares   $   954,469       $  8,057,903        $ 9,852,486         $3,181,271
                                                          ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------
     Net assets applicable to outstanding Class B shares   $   514,781       $  8,461,927        $ 8,387,842         $2,320,648
                                                          ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------
     Net assets applicable to outstanding Class C shares   $   256,061       $  3,300,701        $ 2,763,646         $  667,262
                                                          ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------
     Net assets applicable to outstanding Class I shares   $88,751,952        $10,344,213        $18,181,699         $2,926,482
                                                          ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------------
     Class A shares of capital stock outstanding:
      57,274; 538,450; 622,136 and 198,082, respectively        $16.66             $14.96             $15.84             $16.06
                                                          ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------
     Class B shares of capital stock outstanding:
      31,720; 578,674; 537,815 and 146,031, respectively        $16.23             $14.62             $15.60             $15.89
                                                          ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------
     Class C shares of capital stock outstanding:
      15,755; 225,611; 177,606 and 41,808, respectively         $16.25             $14.63             $15.56             $15.96
                                                          ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------
     Class I shares of capital stock outstanding:
      5,271,919; 679,633; 1,141,200 and 182,068,                $16.83             $15.22             $15.93             $16.07
      respectively                                        ---------------------------------------------------------------------
                                                          ---------------------------------------------------------------------




See accompanying notes to financial statements.                               26

FINANCIAL STATEMENTS (CONTINUED)                               December 31, 1998
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                          Jundt       Jundt U.S. Emerging        Jundt                  Jundt
For the year ended December 31, 1998                    Growth Fund        Growth Fund       Opportunity Fund      Twenty-Five Fund
-----------------------------------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------------------------------
     Interest                                            $  365,592        $   134,089            $   146,706             $  36,547
     Dividends                                              185,104              2,497                 28,292                 4,196
                                                         --------------------------------------------------------------------------
                                                            550,696            136,586                174,998                40,743
                                                         --------------------------------------------------------------------------
EXPENSES (note 4)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment adviser fee                                 824,938            214,784                236,669                42,951
     Transfer agent fee                                     217,180            133,411                120,520                65,094
     Administrative fee                                     164,987             42,957                 40,000                40,000
     Registration fee                                        61,325             54,313                 58,914                46,148
     Directors' fees                                         75,346             17,176                 13,132                 3,210
     Legal fees                                              64,555             11,906                 14,600                 4,444
     Audit fees                                              45,065             16,860                 18,950                 9,650
     Custodian fee                                           28,126             26,351                 22,860                11,919
     Reports to shareholders                                 52,204             14,083                 12,038                 4,847
     Dividends on short sales                                    --                 --                  4,511                    --
     Amortization of deferred organizational costs               --             17,345                  8,494                65,558
     Account maintenance fee:
       Class A                                                1,683             10,052                  8,955                 2,136
       Class B                                                  806             12,710                  9,297                   704
       Class C                                                  262              4,991                  2,176                   534
     Distribution fee:
       Class B                                                2,417             38,132                 27,890                 2,113
       Class C                                                  786             14,973                  6,529                 1,602
     Other                                                   31,476             25,588                 19,408                 7,503
                                                         --------------------------------------------------------------------------
        Total expenses before interest expense
        and reimbursement                                 1,571,156            655,632                624,943               308,413
     Interest expense (note 5)                                   --                 --                 13,260                    --
     Reimbursement of expenses                                   --           (241,858)              (220,893)             (235,245)
                                                         --------------------------------------------------------------------------
        Expenses after interest expense and reimbursement 1,571,156            413,774                417,310                73,168
                                                         --------------------------------------------------------------------------
     Net investment loss                                 (1,020,460)          (277,188)              (242,312)              (32,425)
                                                         --------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain on investments
     and futures transactions (note 3)                   16,059,306          3,540,329              1,246,413               502,873
   Net realized gain on short sale transactions (note 3)         --                 --                565,921                    --
                                                         --------------------------------------------------------------------------
   Net realized gain on investments, futures
     transactions and short sale transactions            16,059,306          3,540,329              1,812,334               502,873
                                                         --------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments                       15,406,886          4,632,268              9,092,058             1,660,677
                                                         --------------------------------------------------------------------------
      Net gain on investments                            31,466,192          8,172,597             10,904,392             2,163,550
                                                         --------------------------------------------------------------------------
   Net increase in net assets resulting from
     operations                                         $30,445,732         $7,895,409            $10,662,080            $2,131,125
                                                         --------------------------------------------------------------------------
                                                         --------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------




 See accompanying notes to financial statements.                              27

-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            Jundt Growth Fund
                                                                                     ----------------------------------------------
                                                                                      Year ended              Year ended
                                                                                       12/31/98                12/31/97
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                            $ (1,020,460)           $ (1,110,023)
     Net realized gain on investments, futures transactions and
       short sale transactions                                                        16,059,306               8,023,453
     Net change in unrealized appreciation (depreciation) on investments              15,406,886               2,470,376
                                                                                     ----------------------------------------------
     Net increase in net assets resulting from operations                             30,445,732               9,383,806
                                                                                     ----------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
     Investment income-net                                                                    --                      --
     Realized capital gains-net                                                      (16,565,764)             (4,654,856)
                                                                                     ----------------------------------------------
     Total dividends and distributions to shareholders                               (16,565,764)             (4,654,856)
                                                                                     ----------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
     Net proceeds from shares sold:
      Class A shares                                                                     349,721                 370,587
      Class B shares                                                                     253,844                 206,044
      Class C shares                                                                     172,098                  75,777
      Class I shares                                                                     418,518                 624,608
     Distributions reinvested:
      Class A shares                                                                     111,672                  26,802
      Class B shares                                                                      83,942                   9,539
      Class C shares                                                                      35,442                   1,574
      Class I shares                                                                  10,672,487               3,135,404
     Cost of shares redeemed:
      Class A shares                                                                    (218,461)               (133,803)
      Class B shares                                                                     (46,703)                (60,621)
      Class C shares                                                                     (45,271)                     --
      Class I shares                                                                 (17,026,901)            (23,984,987)
                                                                                     ----------------------------------------------
     Net increase (decrease)
      in net assets from capital
      share transactions                                                              (5,239,612)            (19,729,076)
                                                                                     ----------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                           8,640,356             (15,000,126)
     Net assets at beginning of period                                                81,836,907              96,837,033
                                                                                     ----------------------------------------------
     Net assets at end of period                                                     $90,477,263             $81,836,907
                                                                                     ----------------------------------------------
                                                                                     ----------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                               28

                                                               December 31, 1998
--------------------------------------------------------------------------------

                                                                                    Jundt U.S. Emerging Growth Fund
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year ended        Year ended
                                                                                     12/31/98          12/31/97
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                           $  (277,188)       $ (150,706)
     Net realized gain on investments, futures transactions and
       short sale transactions                                                       3,540,329         4,679,699
     Net change in unrealized appreciation (depreciation) on investments             4,632,268           100,400
                                                                                    ------------------------------------
     Net increase in net assets resulting from operations                            7,895,409         4,629,393
                                                                                    ------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
     Investment income-net                                                                  --                --
     Realized capital gains-net                                                     (4,838,503)       (3,890,930)
                                                                                    ------------------------------------
     Total dividends and distributions to shareholders                              (4,838,503)       (3,890,930)
                                                                                    ------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
     Net proceeds from shares sold:
      Class A shares                                                                 5,541,874           958,365
      Class B shares                                                                 4,835,251         1,851,712
      Class C shares                                                                 2,295,856           552,081
      Class I shares                                                                   321,016           610,384
     Distributions reinvested:
      Class A shares                                                                 1,068,038           287,832
      Class B shares                                                                 1,322,588           740,993
      Class C shares                                                                   428,317           309,113
      Class I shares                                                                   744,262         2,200,213
     Cost of shares redeemed:
      Class A shares                                                                (1,264,297)         (402,649)
      Class B shares                                                                (2,130,547)         (373,611)
      Class C shares                                                                (1,225,401)       (1,301,365)
      Class I shares                                                                (4,024,032)         (751,255)

                                                                                    ------------------------------------

     Net increase (decrease)                                                         7,912,925         4,681,813
      in net assets from capital                                                   ------------------------------------
      share transactions

NET ASSETS
------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                        10,969,831         5,420,276
     Net assets at beginning of period                                              19,194,913        13,774,637
                                                                                    ------------------------------------
     Net assets at end of period                                                   $30,164,744       $19,194,913
                                                                                    ------------------------------------
                                                                                    ------------------------------------
------------------------------------------------------------------------------------------------------------------------




                                                                                           Jundt Opportunity Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                      Year ended      Year ended
                                                                                        12/31/98        12/31/97
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                             $ (242,312)       $ (83,606)
     Net realized gain on investments, futures transactions and
       short sale transactions                                                        1,812,334        1,498,062
     Net change in unrealized appreciation (depreciation) on investments              9,092,058          (44,463)
                                                                                    --------------------------------------
     Net increase in net assets resulting from operations                            10,662,080        1,369,993
                                                                                    --------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
     Investment income-net                                                                   --               --
     Realized capital gains-net                                                      (3,693,953)      (1,581,765)
                                                                                    --------------------------------------
     Total dividends and distributions to shareholders                               (3,693,953)      (1,581,765)
                                                                                    --------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
     Net proceeds from shares sold:                                                   7,610,926          877,406
      Class A shares                                                                  5,002,356        2,322,887
      Class B shares                                                                  1,973,366          402,101
      Class C shares                                                                  8,867,163        3,572,825
      Class I shares
     Distributions reinvested:                                                          799,925          200,988
      Class A shares                                                                    757,789          422,132
      Class B shares                                                                    236,036           81,151
      Class C shares                                                                  1,653,982          717,064
      Class I shares
     Cost of shares redeemed:                                                          (954,361)         (34,953)
      Class A shares                                                                 (1,022,932)         (55,497)
      Class B shares                                                                   (202,152)         (25,337)
      Class C shares                                                                   (286,640)        (887,042)
      Class I shares                                                                --------------------------------------

     Net increase (decrease)                                                         24,435,458        7,593,725
      in net assets from capital                                                   --------------------------------------
      share transactions

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                         31,403,585        7,381,953
     Net assets at beginning of period                                                7,782,088          400,135
                                                                                    --------------------------------------
     Net assets at end of period                                                    $39,185,673       $7,782,088
                                                                                    --------------------------------------
                                                                                    ------------------------------------
--------------------------------------------------------------------------------------------------------------------------





                                                                                      Jundt Twenty-Five Fund
----------------------------------------------------------------------------------------------------------------------
                                                                                         Year ended
                                                                                           12/31/98
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                                   $ (32,425)
     Net realized gain on investments, futures transactions and
       short sale transactions                                                               502,873
     Net change in unrealized appreciation (depreciation) on investments                   1,660,677
                                                                                          ----------------------------
     Net increase in net assets resulting from operations                                  2,131,125
                                                                                          ----------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
     Investment income-net                                                                   (33,217)
     Realized capital gains-net                                                             (636,523)
                                                                                          ----------------------------
     Total dividends and distributions to shareholders                                      (669,740)
                                                                                          ----------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
     Net proceeds from shares sold:
      Class A shares                                                                       2,918,424
      Class B shares                                                                       2,056,058
      Class C shares                                                                         524,732
      Class I shares                                                                         873,435
     Distributions reinvested:
      Class A shares                                                                         212,257
      Class B shares                                                                         167,369
      Class C shares                                                                          45,288
      Class I shares                                                                         197,266
     Cost of shares redeemed:
      Class A shares                                                                        (314,188)
      Class B shares                                                                          (2,762)
      Class C shares                                                                          (4,313)
      Class I shares                                                                         (39,328)
                                                                                          ----------------------------

     Net increase (decrease)
      in net assets from capital
      share transactions                                                                   6,634,238
                                                                                          ----------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                               8,095,623
     Net assets at beginning of period                                                     1,000,040
                                                                                          ----------------------------
     Net assets at end of period                                                          $9,095,663
                                                                                          ----------------------------
                                                                                          ----------------------------
----------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS (CONCLUDED)
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
                                                                                 Jundt Growth Fund
                                                                  ---------------------------------------------------
                                                                        Year ended            Year ended
                                                                         12/31/98               12/31/97
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
    Shares sold:
     Class A shares                                                         20,906                 25,010
     Class B shares                                                         15,594                 14,104
     Class C shares                                                         10,773                  5,410
     Class I shares                                                         25,096                 43,234
    Shares issued for dividends reinvested:
     Class A shares                                                          6,923                  1,997
     Class B shares                                                          5,343                    721
     Class C shares                                                          2,253                    120
     Class I shares                                                        655,156                232,252
    Shares redeemed:
     Class A shares                                                        (13,115)                (9,331)
     Class B shares                                                         (2,753)                (4,036)
     Class C shares                                                         (2,969)                    --
     Class I shares                                                     (1,076,518)            (1,655,398)
                                                                      -----------------------------------------------
    Net increase (decrease) in shares outstanding                         (353,311)            (1,345,917)
                                                                      -----------------------------------------------
                                                                      -----------------------------------------------








--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

                                                               December 31, 1998
--------------------------------------------------------------------------------


                                                                      Jundt U.S. Emerging Growth Fund
                                                                      -------------------------------------------------------------
                                                                       Year ended          Year ended
                                                                        12/31/98             12/31/97
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
    Shares sold:
     Class A shares                                                       387,148              63,886
     Class B shares                                                       353,188             120,487
     Class C shares                                                       162,620              37,559
     Class I shares                                                        22,537              43,886
    Shares issued for dividends reinvested:
     Class A shares                                                        76,343              23,212
     Class B shares                                                        96,751              60,638
     Class C shares                                                        31,310              25,337
     Class I shares                                                        52,302             175,316
    Shares redeemed:
     Class A shares                                                       (86,818)            (28,016)
     Class B shares                                                      (164,853)            (25,701)
     Class C shares                                                       (86,234)            (87,924)
     Class I shares                                                      (283,626)            (52,145)
                                                                      --------------------------------------------------------------
    Net increase (decrease) in shares outstanding                        560,668             356,535
                                                                      --------------------------------------------------------------
                                                                      --------------------------------------------------------------












                                                                          Jundt Opportunity Fund           Jundt Twenty-Five Fund
                                                                      -------------------------------------------------------------
                                                                      Year ended          Year ended            Year ended
                                                                        12/31/98            12/31/97              12/31/98
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
    Shares sold:
     Class A shares                                                      541,117              70,697              205,005
     Class B shares                                                      353,809             173,963              134,446
     Class C shares                                                      138,215              33,112               38,184
     Class I shares                                                      696,667             326,742               75,548
    Shares issued for dividends reinvested:
     Class A shares                                                       52,317              18,926               13,616
     Class B shares                                                       50,318              40,088               10,809
     Class C shares                                                       15,704               7,707                2,920
     Class I shares                                                      107,541              67,330               12,629
    Shares redeemed:
     Class A shares                                                      (69,605)             (2,625)             (21,540)
     Class B shares                                                      (76,346)             (4,124)                (225)
     Class C shares                                                      (15,420)             (1,820)                (297)
     Class I shares                                                      (22,204)            (63,883)              (3,110)
                                                                   -----------------------------------------------------------------
    Net increase (decrease) in shares outstanding                      1,772,113             666,113              467,985
                                                                   -----------------------------------------------------------------
                                                                   -----------------------------------------------------------------









--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS              December 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") commenced operations on September 3, 1991, as a diversified, closed-end investment company and converted to an open-end investment company immediately following the close of business on December 28, 1995. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") are Funds within Jundt Funds, Inc. (the "Company"). The Company accounts separately for the assets, liabilities and operations of each Fund. U.S. Emerging Growth Fund, a diversified Fund of the Company, commenced operations on January 2, 1996. Opportunity Fund, a non-diversified Fund of the Company, commenced operations on December 26, 1996. Twenty-Five Fund, a non-diversified Fund of the Company, commenced operations on December 31, 1997. The only transactions of Twenty-Five Fund prior to commencement of operations were the sale of shares to a principal of Jundt Associates, Inc. (the "Adviser").

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each Fund then in existence were referred to as Class A shares, and the current Class A shares of each such Fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund.

The investment objective of each Fund is as follows:

- Growth Fund--to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

- U.S. Emerging Growth Fund--to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging growth companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

- Opportunity Fund--to provide capital appreciation by employing an aggressive yet flexible investment program emphasizing investments in domestic companies that are believed by the Adviser to have significant potential for capital appreciation.

- Twenty-Five Fund--to provide long-term capital appreciation by investing in a core portfolio of approximately 20 to 30 issues of common stock.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute substantially all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made.

Growth Fund-accumulated net investment loss has been decreased by $1,020,423, resulting in a reclassification adjustment to decrease paid-in capital by $1,020,423; U.S. Emerging Growth Fund-accumulated net investment loss has been decreased by $218,088, resulting in a reclassification adjustment to increase accumulated net realized loss on investments by $200,743 and a reclassification adjustment to decrease paid-in capital by $17,345; Opportunity Fund-accumulated net investment loss has been decreased by $154,690, resulting in a reclassification adjustment to increase accumulated realized loss on investments by $127,799, and a reclassification adjustment to decrease paid-in capital by $26,891; Twenty-Five Fund-accumulated net investment loss has been decreased by $65,642, resulting in a reclassification adjustment to decrease accumulated net realized loss on investments by $266 and a reclassification adjustment to decrease paid-in capital by $65,908.

During 1997, for federal income tax reporting purposes, U.S. Emerging Growth Fund and Opportunity Fund changed their tax year end to August 31 from December
31. As a result of differing book and tax year-ends for these Funds, timing differences may arise between the ultimate classifications of net operating losses to paid-in capital in accordance with generally accepted accounting principles.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the Funds may purchase and sell put and call options on portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of increasing investment return.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1998
--------------------------------------------------------------------------------

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use financial futures contracts for purposes of increasing investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SHORT SALE TRANSACTIONS: Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at December 31, 1998, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS
Organization costs were incurred in connection with the start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over a period not to exceed 60 months from the commencement of investment operations of such Fund. In the event any of the initial shares are redeemed during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding at the time of redemption.

Offering costs were capitalized by the Funds and amortized over 12 months commencing with operations.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1998
--------------------------------------------------------------------------------

3. INVESTMENT SECURITY TRANSACTIONS

For the year ended December 31, 1998, for Growth Fund, U.S. Emerging Growth Fund, Twenty-Five Fund and Opportunity Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                         Cost of          Proceeds
                                        Purchases        from Sales
----------------------------------------------------------------------
Growth Fund                            $59,650,811       $82,845,946
U.S. Emerging
  Growth Fund                          $39,460,361       $36,681,390
Opportunity Fund
 Long-term investment transactions     $69,081,285       $56,687,376
 Short sale transactions               $13,058,887       $13,624,808
Twenty-Five Fund                       $12,794,341       $ 7,871,586
----------------------------------------------------------------------
----------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund--1% of each Fund's average daily net assets; Opportunity Fund and Twenty-Five Fund--1.3% of each Fund's average daily net assets. The Adviser has voluntarily agreed to pay certain expenses in U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. Such voluntary expense reimbursement may be discontinued or modified at the Adviser's sole discretion.

During 1998, the Funds have entered into administration agreements with Princeton Administrators, L.P. (the "Administrator") which provide the Administrator with a monthly administrative fee in an amount equal to an annualized rate of 0.20% of each Fund's average daily net assets, subject to an annual minimum fee of $40,000 for each Fund. For its fee, the Administrator provides certain administrative, accounting, clerical and record keeping services for each Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's share classes as follows:

                                    Account
                                  Maintenance          Distribution
                                     Fee                   Fee
----------------------------------------------------------------------
Class A                              0.25%                  --
Class B                              0.25%                0.75%
Class C                              0.25%                0.75%
----------------------------------------------------------------------
----------------------------------------------------------------------

In addition to the investment management fee, the administrative fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance and other miscellaneous expenses.

Legal fees of $64,555 for the year ended December 31, 1998, for Growth Fund, $11,906 for U.S. Emerging Growth Fund, $14,660 for Opportunity Fund and $4,444 for Twenty-Five Fund were incurred for a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor. The Company and Growth Fund pay each director who is not an "affiliated person" as defined in the Act a combined fee of $13,000 per year plus $1,300 for each meeting attended.

5. BANK BORROWING
The Opportunity Fund entered into a Line of Credit Agreement with Norwest Bank, Minnesota, N.A., for an amount not to exceed the lesser of $3,000,000 or 30% of the Fund's assets. For the year ended December 31, 1998, the average daily balance of loans outstanding was $744,484 at a weighted average interest rate of 8.50%. The maximum amount of loans outstanding at any time during the period was $2,035,000, or 7.98% of total assets. The loans were collateralized by certain Opportunity Fund investments.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1998
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS -- GROWTH FUND AND U.S. EMERGING GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows. (For periods prior to December 31, 1995, the Growth Fund operated as a closed-end investment company.)

                                                                                Net Realized
                                        Beginning                                   and               Dividends        Distributions
                                        Net Asset            Net                 Unrealized            from Net          from Net
                                        Value Per          Investment          Gain (Loss) on         Investment        Investment
                                          Share              Loss               Investments             Income            Gains
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/98                       $14.20              (0.24)                6.22                  --             (3.52)
 Year ended 12/31/97                       $13.64              (0.23)                1.64                  --             (0.85)
 Year ended 12/31/96                       $11.95              (0.26)                2.03                  --             (0.08)
Class B
 Year ended 12/31/98                       $13.99              (0.35)                6.11                  --             (3.52)
 Year ended 12/31/97                       $13.56              (0.32)                1.60                  --             (0.85)
 Year ended 12/31/96                       $11.95              (0.36)                2.05                  --             (0.08)
Class C
 Year ended 12/31/98                       $13.97              (0.35)                6.15                  --             (3.52)
 Year ended 12/31/97                       $13.54              (0.30)                1.58                  --             (0.85)
 Year ended 12/31/96                       $11.95              (0.36)                2.03                  --             (0.08)
Class I
 Year ended 12/31/98                       $14.28              (0.20)                6.27                  --             (3.52)
 Year ended 12/31/97                       $13.69              (0.19)                1.63                  --             (0.85)
 Year ended 12/31/96                       $11.95              (0.23)                2.05                  --             (0.08)

Year ended 12/31/95                        $14.95              (0.12)                2.71                  --             (5.59)
Period from 7/1/94 to 12/31/94             $13.53              (0.07)                1.83                  --             (0.34)*
Year ended 6/30/94                         $15.10              (0.11)               (0.57)                 --             (0.89)(3)

U.S. EMERGING GROWTH FUND
Class A
 Year ended 12/31/98                       $13.09              (0.17)                5.02                  --             (2.98)
 Year ended 12/31/97                       $12.42              (0.11)                4.09                  --             (3.31)
 Period from 1/2/96** to 12/31/96          $10.00              (0.14)                4.47                  --             (1.91)
Class B
 Year ended 12/31/98                       $12.90              (0.27)                4.92                  --             (2.93)
 Year ended 12/31/97                       $12.37              (0.21)                4.05                  --             (3.31)
 Period from 1/2/96** to 12/31/96          $10.00              (0.24)                4.52                  --             (1.91)
Class C
 Year ended 12/31/98                       $12.88              (0.27)                4.94                  --             (2.92)
 Year ended 12/31/97                       $12.36              (0.21)                4.04                  --             (3.31)
 Period from 1/2/96** to 12/31/96          $10.00              (0.24)                4.51                  --             (1.91)
Class I
 Year ended 12/31/98                       $13.25              (0.13)                5.10                  --             (3.00)
 Year ended 12/31/97                       $12.51              (0.07)                4.12                  --             (3.31)
 Period from 1/2/96** to 12/31/96          $10.00              (0.11)                4.53                  --             (1.91)

*Tax return of capital.
**Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end Fund

                                                               December 31, 1998
--------------------------------------------------------------------------------

                                                                                      Ratio to Average Net Assets
                                                                      -----------------------------------------------------
                                                 Ending
                                                 Net Asset
                                                 Value Per         Net Investment            Net                  Gross
                                                  Share                 Loss               Expenses              Expenses
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/98                             $16.66              (1.45%)                2.14%                2.14%
 Year ended 12/31/97                             $14.20              (1.49%)                2.18%                2.18%
 Year ended 12/31/96                             $13.64              (1.81%)                2.13%                2.13%
Class B
 Year ended 12/31/98                             $16.23              (2.18%)                2.89%                2.89%
 Year ended 12/31/97                             $13.99              (2.28%)                2.93%                2.93%
 Year ended 12/31/96                             $13.56              (2.53%)                2.88%                2.88%
Class C
 Year ended 12/31/98                             $16.25              (2.15%)                2.89%                2.89%
 Year ended 12/31/97                             $13.97              (2.32%)                2.93%                2.93%
 Year ended 12/31/96                             $13.54              (2.49%)                2.88%                2.88%
Class I
 Year ended 12/31/98                             $16.83              (1.23%)                1.89%                1.89%
 Year ended 12/31/97                             $14.28              (1.22%)                1.93%                1.93%
 Year ended 12/31/96                             $13.69              (1.56%)                1.88%                1.88%

Year ended 12/31/95                              $11.95              (0.72%)                1.60%                1.60%
Period from 7/1/94 to 12/31/94                   $14.95              (0.98%)(2)             1.58%(2)             1.58%(2)
Year ended 6/30/94                               $13.53              (0.63%)                1.55%                1.55%

U.S. EMERGING GROWTH FUND
Class A                                          $14.96              (1.16%)                1.80%                2.93%
 Year ended 12/31/98                             $13.09              (0.88%)                1.80%                3.35%
 Year ended 12/31/97                             $12.42              (1.36%)(2)             1.80%(2)             3.83%(2)
 Period from 1/2/96** to 12/31/96
Class B                                          $14.62              (1.91%)                2.55%                3.68%
 Year ended 12/31/98                             $12.90              (1.63%)                2.55%                4.10%
 Year ended 12/31/97                             $12.37              (2.15%)(2)             2.55%(2)             3.62%(2)
 Period from 1/2/96** to 12/31/96
Class C                                          $14.63              (1.91%)                2.55%                3.68%
 Year ended 12/31/98                             $12.88              (1.63%)                2.55%                4.10%
 Year ended 12/31/97                             $12.36              (2.13%)(2)             2.55%(2)             4.32%(2)
 Period from 1/2/96** to 12/31/96
Class I                                          $15.22              (0.91%)                1.55%                2.68%
 Year ended 12/31/98                             $13.25              (0.63%)                1.55%                3.10%
 Year ended 12/31/97                             $12.51              (1.09%)(2)             1.55%(2)             3.44%(2)
 Period from 1/2/96** to 12/31/96





                                                                                Portfolio        Net Assets At
                                                             Total              Turnover         End of Period
                                                            Return(1)             Rate          (000's Omitted)
---------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/98                                        42.90%               78%              $    954
 Year ended 12/31/97                                        10.67%              115%              $    604
 Year ended 12/31/96                                        14.81%               57%              $    340
Class B
 Year ended 12/31/98                                        41.98%               78%              $    515
 Year ended 12/31/97                                         9.77%              115%              $    189
 Year ended 12/31/96                                        14.14%               57%              $     37
Class C
 Year ended 12/31/98                                        42.32%               78%              $    256
 Year ended 12/31/97                                         9.82%              115%              $     80
 Year ended 12/31/96                                        13.97%               57%              $      2
Class I
 Year ended 12/31/98                                        43.30%               78%              $ 88,752
 Year ended 12/31/97                                        10.85%              115%              $ 80,964
 Year ended 12/31/96                                        15.22%               57%              $ 96,458

Year ended 12/31/95                                         17.81%              155%              $140,642
Period from 7/1/94 to 12/31/94                              13.06%               19%              $223,317
Year ended 6/30/94                                         (4.53)%               70%              $202,192

U.S. EMERGING GROWTH FUND
Class A                                                     38.65%              197%              $  8,058
 Year ended 12/31/98                                        33.54%              264%              $  2,117
 Year ended 12/31/97                                        43.40%              204%              $  1,275
 Period from 1/2/96** to 12/31/96
Class B                                                     37.64%              197%              $  8,462
 Year ended 12/31/98                                        32.55%              264%              $  3,786
 Year ended 12/31/97                                        42.90%              204%              $  1,709
 Period from 1/2/96** to 12/31/96
Class C                                                     37.82%              197%              $  3,301
 Year ended 12/31/98                                        32.50%              264%              $  1,519
 Year ended 12/31/97                                        42.82%              204%              $  1,766
 Period from 1/2/96** to 12/31/96
Class I                                                     39.06%              197%              $ 10,344
 Year ended 12/31/98                                        33.87%              264%              $ 11,773
 Year ended 12/31/97                                        44.32%              204%              $  9,025
 Period from 1/2/96** to 12/31/96

    (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2) Adjusted to an annual basis.
(3) Includes tax return of capital of $0.37 per share.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
6. FINANCIAL HIGHLIGHTS (CONCLUDED) -- OPPORTUNITY FUND AND TWENTY-FIVE FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                                   Net Realized
                                                   Beginning                           and               Dividends    Distributions
                                                   Net Asset         Net            Unrealized            from Net       from Net
                                                   Value Per      Investment       Gain (Loss) on        Investment     Investment
                                                    Share            Loss            Investments          Income          Gains
------------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
  Year ended 12/31/98                              $11.03            (0.17)             6.81               --             (1.83)
  Year ended 12/31/97                              $ 9.87            (0.17)             4.12               --             (2.79)
  Period from 12/26/96* to 12/31/96                $10.00               --             (0.13)              --                --
Class B
  Year ended 12/31/98                              $10.94            (0.27)             6.73               --             (1.80)
  Year ended 12/31/97                              $ 9.87            (0.26)             4.12               --             (2.79)
  Period from 12/26/96* to 12/31/96                $10.00               --             (0.13)              --                --
Class C
  Year ended 12/31/98                              $10.93            (0.27)             6.71               --             (1.81)
  Year ended 12/31/97                              $ 9.87            (0.25)             4.10               --             (2.79)
  Period from 12/26/96* to 12/31/96                $10.00               --             (0.13)              --                --
Class I
  Year ended 12/31/98                              $11.06            (0.14)             6.85               --             (1.84)
  Year ended 12/31/97                              $ 9.87            (0.14)             4.12               --             (2.79)
  Period from 12/26/96* to 12/31/96                $10.00               --             (0.13)              --                --

TWENTY-FIVE FUND
Class A
  Year ended 12/31/98                              $10.00            (0.15)             7.63            (0.07)            (1.35)
Class B
  Year ended 12/31/98                              $10.00            (0.27)             7.57            (0.06)            (1.35)
Class C
  Year ended 12/31/98                              $10.00            (0.25)             7.58            (0.02)            (1.35)
Class I
  Year ended 12/31/98                              $10.00            (0.10)             7.61            (0.09)            (1.35)

*Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) Adjusted to an annual basis.
(3) For Opportunity Fund, excluding interest expense, net of reimbursement.
(4) For Opportunity Fund, excluding interest expense, before reimbursement.
(5) For Opportunity Fund, including interest expense, before reimbursement.

                                                               December 31, 1998
--------------------------------------------------------------------------------

                                                                           Ratio to Average Net Assets
                                                       ---------------------------------------------------------------------
                                           Ending
                                          Net Asset                                                            Gross Expenses
                                          Value Per      Net Investment          Net              Gross           Including
                                           Share             Loss               Expenses(3)     Expenses(4)   Interest Expense(5)
------------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
  Year ended 12/31/98                      $15.84           (1.28%)             2.14%            3.35%             3.45%
  Year ended 12/31/97                      $11.03           (1.71%)             2.14%            6.57%             6.85%
  Period from 12/26/96* to 12/31/96        $ 9.87           (2.14%)(2)          2.14%(2)         4.23%(2)          4.23%(2)
Class B
  Year ended 12/31/98                      $15.60           (2.03%)             2.89%            4.10%             4.20%
  Year ended 12/31/97                      $10.94           (2.36%)             2.89%            7.32%             7.50%
  Period from 12/26/96* to 12/31/96        $ 9.87           (2.98%)(2)          2.89%(2)         4.98%(2)          4.98%(2)
Class C
  Year ended 12/31/98                      $15.56           (2.06%)             2.89%            4.10%             4.20%
  Year ended 12/31/97                      $10.93           (2.49%)             2.89%            7.32%             7.63%
  Period from 12/26/96* to 12/31/96        $ 9.87           (3.02%)(2)          2.89%(2)(3)      4.98%(2)          4.98%(2)
Class I
  Year ended 12/31/98                      $15.93           (1.04%)(2)          1.89%(2)         3.10%             3.20%
  Year ended 12/31/97                      $11.06           (1.56%)             1.89%            6.32%             6.70%
  Period from 12/26/96* to 12/31/96        $ 9.87           (1.89%)(2)          1.89%(2)         3.98%(2)          3.98%(2)

TWENTY-FIVE FUND                           $16.06           (1.06%)             2.25%            9.37%              N/A
Class A
  Year ended 12/31/98                      $15.89           (1.78%)             3.00%           10.12%              N/A
Class B
  Year ended 12/31/98                      $15.96           (1.81%)             3.00%           10.12%              N/A
Class C
  Year ended 12/31/98                      $16.07           (0.74%)             2.00%            9.12%              N/A
Class I
  Year ended 12/31/98




                                                              Portfolio         Net Assets At
                                               Total          Turnover          End of Period
                                              Return(1)         Rate            (000's Omitted)
------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
  Year ended 12/31/98                          60.83%           376%                $ 9,852
  Year ended 12/31/97                          41.15%           298%                $ 1,084
  Period from 12/26/96* to 12/31/96            (1.30%)            0%                $   112
Class B
  Year ended 12/31/98                          59.60%           376%                $ 8,388
  Year ended 12/31/97                          40.25%           298%                $ 2,298
  Period from 12/26/96* to 12/31/96            (1.30%)            0%                $     1
Class C
  Year ended 12/31/98                          59.53%           376%                $ 2,764
  Year ended 12/31/97                          40.12%           298%                $   427
  Period from 12/26/96* to 12/31/96            (1.30%)            0%                $     1
Class I
  Year ended 12/31/98                          61.29%           376%                $18,182
  Year ended 12/31/97                          41.45%           298%                $ 3,973
  Period from 12/26/96* to 12/31/96            (1.30%)            0%                $   286

TWENTY-FIVE FUND                               75.21%           294%                $ 3,181
Class A
  Year ended 12/31/98                          73.37%           294%                $ 2,321
Class B
  Year ended 12/31/98                          73.69%           294%                $   667
Class C
  Year ended 12/31/98                          75.43%           294%                $ 2,926
Class I
  Year ended 12/31/98

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS
The Jundt Growth Fund, Inc. and Jundt Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Jundt Growth Fund, Inc. and Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund (Funds within Jundt Funds, Inc.) as of December 31, 1998, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended (the year ended December 31, 1998, for Jundt Twenty-Five Fund) and the financial highlights for the periods presented in note 5 to the financial statements. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and preform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold, but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Jundt Growth Fund, Inc., Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund as of December 31, 1998, results of their operations, changes in their net assets and financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Boston, Massachusetts
January 31, 1999

FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1998, shown below. Shareholders should consult a tax adviser on how to report these distributions for federal and state income tax purposes.

None of the ordinary income distributions paid by the Funds during the year ended December 31, 1998, qualify for the dividends received deduction for corporations.

Per share distributions are as follows (distributions of short-term capital gains are included in ordinary income):


                                                                            Long-Term
                               Record         Payable        Ordinary        Capital
                                Date           Date           Income          Gains*
-------------------------------------------------------------------------------------
GROWTH FUND
(Class A, B, C, I)             12/22/98       12/31/98             --       $3.51613

U.S. EMERGING
GROWTH FUND
  Class A                      12/22/98       12/31/98       $1.57317       $1.40915
  Class B                      12/22/98       12/31/98       $1.52260       $1.40915
  Class C                      12/22/98       12/31/98       $1.50894       $1.40915
  Class I                      12/22/98       12/31/98       $1.58831       $1.40915

OPPORTUNITY FUND

  Class A                      12/22/98       12/31/98       $1.3259        $0.50762
  Class B                      12/22/98       12/31/98       $1.28808       $0.50762
  Class C                      12/22/98       12/31/98       $1.30526       $0.50762
  Class I                      12/22/98       12/31/98       $1.33538       $0.50762

TWENTY-FIVE FUND

  Class A                      12/22/98       12/31/98       $1.15706       $0.26166
  Class B                      12/22/98       12/31/98       $1.14662       $0.26166
  Class C                      12/22/98       12/31/98       $1.10727       $0.26166
  Class I                      12/22/98       12/31/98       $1.17042       $0.26166

*All of the long-term capital gain distributions are subject to the 20% tax rate.

                         This page left blank intentionally.

                         This page left blank intentionally.

INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN 55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN 55416

ADMINISTRATOR
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ08543-9095

TRANSFER AGENT
National Financial Data Services
P.O. Box 419168
Kansas City, MO 64141-6168
1-800-370-0612

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth & Marquette
Minneapolis, MN 55479

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Faegre & Benson LLP
2200 Norwest Center
Minneapolis, MN 55402


For more information concerning each Fund (including fees, expenses and risks associated with an investment in each Fund), contact the Fund at 1-800-370-0612 or your investment professional for the Fund's current prospectus. Please read it carefully before investing. Past performance shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance information contained herein relating to Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund reflects the voluntary payment or reimbursement by Jundt Associates, Inc., each Fund's investment adviser, of certain fees and expenses.

This report must be accompanied or preceded by the Funds' current prospectus.

General information regarding each Fund's portfolio, updated monthly, is available by calling Princeton Administrators, L.P., at 1-800-543-6217 or 1-609-282-4600.